BLACKROCK FUNDSSM

BlackRock Multi-Asset Real Return Fund

(the “Fund”)

Supplement dated March 9, 2015 to the Fund’s

Statement of Additional Information dated November 28, 2014

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as set forth below:

The first paragraph is deleted in its entirety and replaced with the following:

Philip Green, Michael Fredericks, Justin Christofel, CFA, and Sunder Ramkumar, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

The table in the sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Philip Green	21	24	2	0	0	2
	$14.63 Billion	$3.85 Billion	$2.84 Billion	$0	$0	$2.84 Billion
Michael Fredericks	5	1	1	0	0	0
	$9.34 Billion	$923.8 Million	$0.02 Million	$0	$0	$0
Justin Christofel, CFA	20	22	0	0	0	0
	$13.63 Billion	$4.67 Billion	$0	$0	$0	$0
Sunder Ramkumar, CFA	3	0	0	0	0	0
	$2.22 Billion	$0	$0	$0	$0	$0

The last sentence of the sub-section entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of Messrs. Green, Fredericks, Christofel and Ramkumar is not measured against a specific benchmark.

The table in the sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
Philip Green	None
Michael Fredericks	$50,001-$100,000
Justin Christofel, CFA	$1-$10,000
Sunder Ramkumar, CFA	None

Shareholders should retain this Supplement for future reference.

SAI-MARR-0315SUP